INCOME (LOSS) PER SHARE (Diluted) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Common Class A [Member] USD ($)	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2011 Common Class A [Member] CNY	Dec. 31, 2010 Common Class A [Member] CNY	Dec. 31, 2012 Common Class B [Member] USD ($)	Dec. 31, 2012 Common Class B [Member] CNY	Dec. 31, 2011 Common Class B [Member] CNY	Dec. 31, 2010 Common Class B [Member] CNY
Diluted income (loss) per share:
Allocated net income (loss)					$ (47,726)	(297,335)	(109,340)	714	$ (23,517)	(146,516)	(119,147)	30,068
Deemed dividend on Series C convertible preferred shares				(1,779)								(1,779)
Net income (loss) attributable to Class A and Class B common shareholders					(47,726)	(297,335)	(109,340)	714	(23,517)	(146,516)	(119,147)	28,289
Undistributed income allocated to convertible preferred shareholders												(24,561)
Allocation of undistributed income (loss) for diluted net income per Class A and Class B common share computation					(47,726)	(297,335)	(109,340)	714	(23,517)	(146,516)	(119,147)	3,728
Reallocation of undistributed income (loss) as a result of conversion of Class B to Class A common shares					(23,517)	(146,516)	(119,147)	3,728
Net income attributable to Class A and Class B common shareholders for computing diluted income (loss) per Class A and Class B common share					$ (71,243)	(443,851)	(228,487)	4,442	$ (23,517)	(146,516)	(119,147)	3,728
Weighted average number of Class A and Class B common shares outstanding for computing basic income (loss) per Class A and Class B common share					267,707,132	267,707,132	188,572,218	6,712,195	131,916,660	131,916,660	205,486,874	181,562,768
Conversion of Class B to Class A common shares					131,916,660	131,916,660	205,486,874	181,562,768
Dilutive options								28,084,300
Weighted average number of Class A and Class B common shares outstanding for computing diluted income (loss) per Class A and Class B common share					399,623,792	399,623,792	394,059,092	216,359,263	131,916,660	131,916,660	205,486,874	181,562,768
Diluted income (loss) per Class A and Class B common share	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02	$ (0.18)	(1.11)	(0.58)	0.02